Provisions for employee benefits (Details 6)	Dec. 31, 2017	Dec. 31, 2016
Bottom Of Range [Member] | Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Discount rate	0.60%	0.60%
Rate of compensation increase	1.50%	1.00%
Rate of price inflation	0.60%	0.60%
Top Of Range [Member] | Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Discount rate	15.50%	17.50%
Rate of compensation increase	13.50%	15.00%
Rate of price inflation	14.80%	13.50%
Euro area [Member] | Bottom Of Range [Member]
Statement Line Items [Line Items]
Discount rate	1.50%	1.00%
Rate of compensation increase	1.50%	1.00%
Rate of price inflation	1.50%	1.00%
Euro area [Member] | Top Of Range [Member]
Statement Line Items [Line Items]
Discount rate	1.80%	2.00%
Rate of compensation increase	3.00%	3.00%
Rate of price inflation	1.90%	1.80%
Rest of Europe [Member] | Bottom Of Range [Member]
Statement Line Items [Line Items]
Discount rate	0.60%	0.60%
Rate of compensation increase	2.50%	2.30%
Rate of price inflation	0.60%	0.60%
Rest of Europe [Member] | Top Of Range [Member]
Statement Line Items [Line Items]
Discount rate	2.50%	2.70%
Rate of compensation increase	3.70%	3.80%
Rate of price inflation	3.40%	3.40%
Africa [Member] | Bottom Of Range [Member]
Statement Line Items [Line Items]
Discount rate	3.70%	3.50%
Rate of compensation increase	5.00%	5.00%
Rate of price inflation	3.70%	3.50%
Africa [Member] | Top Of Range [Member]
Statement Line Items [Line Items]
Discount rate	15.50%	17.50%
Rate of compensation increase	13.50%	15.00%
Rate of price inflation	14.80%	13.50%
Other areas [Member] | Bottom Of Range [Member]
Statement Line Items [Line Items]
Discount rate	4.10%	7.30%
Rate of compensation increase	1.50%	7.80%
Rate of price inflation	1.50%	5.00%
Other areas [Member] | Top Of Range [Member]
Statement Line Items [Line Items]
Discount rate	8.00%	8.10%
Rate of compensation increase	10.00%	10.00%
Rate of price inflation	4.80%	5.50%